Organization (DETAILS) (USD $)	Jun. 30, 2012	Apr. 10, 2012	Dec. 12, 2006
Organization Details
Authorized shares in the former company			200,000,000
Value per share in the former company			$ 0.001
Financing through convertible debentures		$ 1,000,000
Shares acquired through reverse acquisition	18,000,000
Percentage of ownership interest after acquisition	0.3750